Basis of preparation and changes to the Company's accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Basis of preparation and changes to the Company's accounting policies
Schedule of exchange rates used for translation of financial statements

	For the
	Three Months Ended June 30,		Six Months Ended June 30,		Year Ended December 31,
	2023	2022	2023	2022	2022
CHF/USD
Closing rate, USD 1	0.908	0.965	0.908	0.965	0.933
Weighted average exchange rate, USD 1	0.908	0.987	0.921	0.991	0.965